Bank Loans (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 159,197	€ 132,861
Unsecured bank loans	€ 3,400,000
Interest payable average rate	2.11%
Interest expense from line of credit	€ 133,977	61,357
Bank Loan [Member]
Bank Loans (Details) [Line Items]
Bank loan interest expense	€ 4,132	€ 5,215